Line of Credit (Details) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Bank credit facility					$ 83,900,000
Repaid loans					4,800,000
Interest expenses					1,215,221	212,064
Short term debt					16,126,730			$ 19,400,000
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility					21,000,000	11,800,000				$ 100,000,000	$ 90,000,000
Interest rate for credit facility		6.50%	8.00%	9.50%
Unused line of credit					69,000,000	78,200,000
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility					16,100,000
Property and Equipment [Member]
Line of Credit [Line Items]
Interest expenses					73,479	90,526
Line of Credit [Member]
Line of Credit [Line Items]
Bank credit facility					14,700,000	$ 12,000,000
Line of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility					21,000,000
Interest rate for credit facility	6.30%
Subsequent Event [Member]
Line of Credit [Line Items]
Bank credit facility									$ 30,000,000
Subsequent Event [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility								30,000,000
Unused lines of Credit [Member]
Line of Credit [Line Items]
Line of credit								$ 10,600,000
Letter of Credit [Member]
Line of Credit [Line Items]
Bank deposits					$ 5,000,000
Letter of Credit [Member] | Subsequent Event [Member]
Line of Credit [Line Items]
Security deposit							$ 5,000,000